RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

Master Service Agreement with Autotelic Inc.

In October 2015, Oncotelic Inc. entered into a Master Service Agreement (the “MSA”) with Autotelic Inc. (“Autotelic”), a related party that is partly owned by Dr. Trieu. Dr. Trieu, a related party, is a control person in Autotelic. Autotelic currently owns less than 10% of the Company. The MSA stated that Autotelic will provide business functions and services to the Company and allowed Autotelic to charge the Company for these expenses paid on its behalf. The MSA includes personnel costs allocated based on amount of time incurred and other services such as consultant fees, clinical studies, conferences and other operating expenses incurred on behalf of the Company. The MSA requires a 90-day written termination notice in the event either party requires to terminate such services.

Expenses related to the MSA were $276,763 and $629,617 for the years ended December 31, 2021 and 2020, respectively. Amounts outstanding at the end of the year 2021 and 2020 were $269,872 and $0, respectively.

In September 2021, the Company entered into an exclusive License Agreement (the “Agreement”) with Autotelic, pursuant to which Autotelic granted Oncotelic, among other things: (i) the exclusive right and license to certain Autotelic Patents (as defined in the Agreement) and Autotelic Know-How (as defined in the Agreement); and (ii) a right of first refusal to acquire at least a majority of the outstanding capital stock of Autotelic prior to Autotelic entering into any transaction that is a financing collaboration, distribution revenues, earn-outs, sales, out-licensing, purchases, debt, royalties, merger acquisition, change of control, transfer of cash or non-cash assets, disposition of capital stock by way of tender or exchange offer, partnership or any other joint or collaborative venture, research collaboration, material transfer, sponsored research or similar transaction or agreements. In exchange for the rights granted to Oncotelic, Autotelic would be entitled to earn the following milestone payments (collectively, the “Milestone Payments”).

Milestones	Transaction Value	Actions

Tranche 1	$1,000,000	Upon the earlier to occur of: (i) the Company receiving an investment of at least $20 million, and (ii) the uplisting of the Company’s common stock to any NASDAQ market or the New York Stock Exchange.

Tranche 2	$2,000,000	Upon approval by the United States Food and Drug Administration of the Company’s 505(b)2 application for purposes of treating PD.

Tranche 3	$2,000,000	Upon first patient in (“FPI”) for any clinical trial supporting the use of AL-101 for the treatment of PD or ED.

Tranche 4	$2,500,000	Upon FPI for phase 2 clinical trials supporting the use of AL-101 to treat FSD.

Tranche 5	$2,500,000	Upon FPI for phase 3 clinical trials supporting the use of AL-101 to treat FSD

Tranche 6	$10,000,000	Upon Marketing approval for the use of AL-101 to treat PD.

Tranche 7	$10,000,000	Upon Marketing approval for the use of AL-101 to treat ED.

Tranche 8	$10,000,000	Upon Marketing approval for the use of AL-101 to treat FSD

Tranche 9	$10,000,000	Upon the earlier of: (i) the Company entering into a licensing agreement with a third party for the use of AL-101 for the treatment of PD, ED or FSD with an aggregate licensing value of at least $50 million; and (ii) the Company’s gross revenue derived from sales of AL-101 for the treatment of PD, ED or FSD reaches at least $50.0 million.

In addition to the Milestone Payments, Autotelic will be entitled to royalties equal to 15% of the net sales of any products that incorporate the Autotelic Patents or Autotelic Know-How. The Agreement contains representations, warranties and indemnification provisions of each of the parties thereto that are customary for transactions of this type.

Notes Payable and Short-Term Loan – Related Party

In April 2019, the Company issued a convertible note to Dr. Trieu totaling $164,444, including OID of $16,444, receiving net proceeds of $148,000, which was used by the Company for working capital and general corporate purposes (See Note 6). The Company issued a Fall 2019 Note to Dr. Trieu in the principal amount of $250,000. Dr. Trieu also offset certain amounts due to him in the amount of $35,000 and was converted into the Fall 2019 debt. During the year ended December 31, 2020, Dr. Trieu provided additional short-term funding of $70,000 to the Company, of which the Company repaid $50,000 prior to December 31, 2020. As such the Company owed $20,000 for the short term loan as of December 31, 2021. During the year ended December 31, 2020, Dr. Trieu purchased a total of 5 Units under the private placement for a gross total of $250,000.

During the year ended December 31, 2021, Autotelic Inc, provided a short-term loan of $120,000 to the Company, which was repaid in April 2021. During the year ended December 31, 2021, Autotelic Inc. provided a short-term loan of $250,000 to the Company, which was converted into the August 2021 Convertible Note. Further, Autotelic Inc. provided a short term advance of $20,000 which was outstanding at December 31, 2021.

During the year ended December 31, 2021, the CFO provided approximately $120,000 of short term advances to the Company, of which $75,000 was converted into the August 2021 Note. During the year ended December 31, 2020, the CFO provided $25,000 of advances to the Company, which were repaid during the year ended December 31, 2021. As such, the Company owed $20,000 under the Fall 2019 Notes, $75,000 under the August 2021 Notes and approximately $45,000 as short term advances as of December 31, 2021.

Artius Consulting Agreement

On March 9, 2020, the Company and Artius Bioconsulting, LLC (“Artius”), for which Mr. Steven King, our Board and Committee member, is the Managing Member, entered into an amendment to that certain Consulting Agreement dated December 1, 2018 (the “Artius Agreement”), under which Artius agreed to serve as a consultant to the Company for services related to the Company’s business from time to time, effective December 1, 2019 (the “Artius Agreement Effective Date”). In connection with the Artius Agreement, Mr. King also agreed to assist the Company with strategic advisory services with respect to transactional and operational contracts, budgetary input, among other matters in connection with the development EdgePoint AI’s Artificial Intelligence and Blockchain Driven Vision Systems, for which Mr. King serves as Chief Executive Officer.

Under the terms of the Artius Agreement, the Company agreed to grant to Artius, subject to approval by the Company’s Board of Directors and pursuant to the Company’s 2015 Equity Incentive Plan, 148,837 restricted shares of the Company’s Common Stock, in addition to a 30% pre-financing ownership stake in EdgePoint AI. The Artius Agreement contemplates that Mr. King will generally provide his services at a rate of $237 per hour, not to exceed 44 hours per month and payable monthly, and to reimburse Mr. King for reasonable and necessary expenses incurred by him or Artius in connection with providing services to the Company.

Either the Company or Artius may terminate the Artius Agreement at any time, for any reason following the Artius Agreement Effective Date. The Artius Agreement will automatically renew one year from the Artius Agreement Effective Date, unless the Parties agree to terminate the Artius Agreement at that time.

The Company recorded $0 and $106,712 as expense during the year ended December 31, 2021 and 2020, respectively, related to this Agreement.

Maida Consulting Agreement

Effective May 5, 2020, the Company and Dr. Anthony Maida, one of our Board and Committee members, entered into an independent consulting agreement, commencing April 1, 2020 (the “Maida Agreement”), under which Dr. Maida will assist the Company in providing medical expertise and advice from time to time in the design, conduct and oversight of the Company’s existing and future clinical trials.

Pursuant to the terms of the Maida Agreement, the Company will grant to Dr. Maida 400,000 restricted shares or stock options of the Company’s Common Stock corresponding to $80,000 at the stock value of $0.20 per share, to vest on May 5, 2021. The Company will also pay Dr. Maida $15,000 per month for a minimum of 20 hours per week, in in addition to reimbursement of reasonable and necessary expenses incurred by Dr. Maida in connection with his services to the Company.

Either the Company or Dr. Maida may terminate the Maida Agreement, for any reason, upon 30 days advance written notice.

Dr. Maida was appointed the Chief Clinical Director for the Company effective July 7, 2020. As of the date of this Report, Dr. Maida continues to provide his services under the consulting agreement.

The Company recorded $215,000 and $135,000 as expense under the consulting agreement during the year ended December 31, 2021 and 2020 respectively.